Loans (Credit Quality Indicators of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 76,532,216	¥ 77,722,525
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		53,600,842	52,572,432
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,086,048	8,344,808
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,666,062	7,733,513
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,560,155	4,655,704
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,100,718	5,408,850
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,528,283	3,267,902
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,579,276	3,632,481
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,682,739	3,395,784
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,244,129	4,619,336
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,153,432	11,514,054
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		22,931,374	25,150,093
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,022,059	6,382,449
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		921,697	1,174,665
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		40,134,297	39,473,402
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,642,532	17,892,639
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,727,702	12,115,160
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	5,654,041	5,749,767
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		25,659,786	23,933,055
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,821,589	4,859,256
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,038,679	3,956,798
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,591,663	2,611,296
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,158,490	2,240,228
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,682,877	2,410,967
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,698,093	2,719,047
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,802,983	3,181,241
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,865,412	1,954,222
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,541,048	12,144,508
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,511,839	2,681,958
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,662,926	2,709,617
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,617,784	1,674,328
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,368,145	2,552,552
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		688,034	695,697
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		842,036	881,405
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,750	4,047
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		574,973	685,258
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		271,561	259,646
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,718,586	12,106,778
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	94,614	103,343
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	580,874	601,251
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	186,542	195,140
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	205,881	223,677
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	84,095	86,094
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	1,812	2,234
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	3,253	3,501
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	10,561,515	10,891,538
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,958,990	2,616,911
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	114,648	148,102
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	101,261	157,057
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,495	2,380
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	32,117	57,865
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	205	380
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	554	3,788
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	876,006	210,496
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,753,107	1,929,712
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	79,597	107,131
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		14,474,511	15,540,347
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,101,484	5,748,131
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	9,116	8,382
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,695,051	3,132,856
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	194,450	201,063
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	112,591	121,340
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,108,303	1,179,451
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	194,441	201,053
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	12,020	12,473
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	16,775	16,408
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	25,071	24,846
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	37,476	39,486
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	9,691	10,518
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	385	264
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	402	329
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	92,621	96,729
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	40,121	40,733
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	3,768	2,958
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	384	255
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	51
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	281	546
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	34,224	35,315
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,413	1,659
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	679,471	706,755
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	152,447	163,213
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	199,136	215,244
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	71,778	81,704
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	145,727	147,404
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	43,046	35,090
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	30,461	22,303
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	5,154	7,053
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	31,722	34,744
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	9	10
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	72,470	80,607
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	428,832	472,696
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		958,300	989,703
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		808,399	822,639
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		375,123	373,505
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		66,027	76,883
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		65,771	66,010
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		152,601	147,092
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		20,335	29,156
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,935	3,440
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,604	3,946
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		115,003	122,607
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 149,901	¥ 167,064

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.